Intangible assets- Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	$ 157,437
Amortization expense	33,309	$ 33,932
Balance at ending	124,128	157,437
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	246,114	246,114
Balance at ending	246,114	246,114
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(88,677)	(54,745)
Amortization expense	33,309	33,932
Balance at ending	(121,986)	(88,677)
Purchased technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	68,547
Balance at ending	50,864	68,547
Purchased technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	110,123	110,123
Balance at ending	110,123	110,123
Purchased technology | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(41,576)	(23,906)
Amortization expense	17,683	17,670
Balance at ending	(59,259)	(41,576)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	85,635
Balance at ending	70,687	85,635
Customer relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	126,456	126,456
Balance at ending	126,456	126,456
Customer relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(40,821)	(25,464)
Amortization expense	14,948	15,357
Balance at ending	(55,769)	(40,821)
Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	3,201
Balance at ending	2,577	3,201
Brand | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	6,787	6,787
Balance at ending	6,787	6,787
Brand | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(3,586)	(2,820)
Amortization expense	624	766
Balance at ending	(4,210)	(3,586)
Other purchased intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	54
Balance at ending	0	54
Other purchased intangibles | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	2,748	2,748
Balance at ending	2,748	2,748
Other purchased intangibles | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(2,694)	(2,555)
Amortization expense	54	139
Balance at ending	$ (2,748)	$ (2,694)